Stockholders' Equity: (Details 2) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Oct. 02, 2013 Common Stock item	Oct. 31, 2012 Stock options	Dec. 31, 2013 Stock options	Dec. 31, 2013 Stock options	Jun. 30, 2013 Stock options	Jun. 30, 2012 Stock options	Jun. 30, 2011 Stock options	Jan. 14, 2011 Stock options Larry G. Badgley	Oct. 02, 2012 Stock options Larry G. Badgley
Stock-based compensation
Options granted (in shares)											288,667
Exercise price of shares available for grant (in dollars per share)											$ 1.20
Expiration period											5 years
Number of shares fully vested upon grant											15,667	273,000
Weighted-average fair value of options granted								$ 100,997			$ 100,997
Compensation expense	51,804	288,100	574,150		0	0		17,366	52,100	31,531
Stock option activity, Number of shares
Outstanding at the beginning of the period (in shares)							288,667	288,667
Options granted (in shares)											288,667
Outstanding at the end of the period (in shares)						288,667	288,667	288,667	288,667
Exercisable at the end of the period (in shares)						288,667	288,667	288,667
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)							$ 1.20	$ 1.20
Options granted (in dollars per share)											$ 1.20
Outstanding at the end of the period (in dollars per share)						$ 1.20	$ 1.20	$ 1.20	$ 1.20
Exercisable at the end of the period (in dollars per share)						$ 1.20	$ 1.20	$ 1.20
Weighted average remaining contractual term (years)
Outstanding at the beginning of the period							1 year 9 months	2 years 3 months	2 years 3 months
Outstanding at the end of the period							1 year 9 months	2 years 3 months	2 years 3 months
Exercisable at the end of the period							1 year 9 months	2 years 3 months
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)						0	0
Exercisable at the end of the period (in dollars)						0	0
Information related to the Plan
Cash paid				13,000
Shares issued				72,500
Number of directors to whom awards are issued				4
Market value of shares granted				$ 27,550
Sale price (in dollars per share)				$ 0.38